SCHEDULE OF RIGHT OF USE ASSET AND LEASE LIABILITY (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right of use asset, cost, beginning		$ 653,232	$ 238,200
Additions			465,068	1,127,534
Disposal (1)	[1]			(892,300)
Effect of changes in foreign exchange rates		(4,122)	(2,097)	2,966
Lease modification			(47,939)
Right of use asset, cost, ending		649,110	653,232	238,200
Right of use asset, accumulated amortization, beginning		132,546	15,683
Amortization		190,596	116,057	15,683
Effect of changes in foreign exchange rates		(922)	806
Right of use asset, accumulated amortization, ending		322,220	132,546	15,683
Right of use asset, carrying amounts		326,890	520,686	222,517
Lease liability, beginning		531,997	223,758
Additions			452,385	1,127,534
Interest expense		67,675	44,655	4,705
Interest included in discontinued operations				74,494
Lease payments		(237,634)	(144,142)	(19,162)
Lease payments included in discontinued operations				(258,460)
Disposal (1)	[1]			(695,733)
Effect of changes in foreign exchange rates		(2,690)	4,066	(9,620)
Lease modification			(48,725)
Lease liability, ending		$ 359,348	$ 531,997	$ 223,758

[1]	The Company disposed of $892,000 of right of use asset and $695,733 of lease liability on November 8, 2019 with the sale of DenseLight on November 8, 2019 (Note 21).